Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020		Dec. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value	¥ 1,296				¥ 1,636
Total charge-offs	9,730	[1]	¥ 4,133		23,988	[2]	¥ 16,814
Equity In Net Income Of Affiliates [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses of loans to affiliates					6
Investments In Affiliates [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses of loans to affiliates					795
Purchased Loan Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	1,297	[1],[3]	¥ 107	[4]	1,724	[2],[3]	¥ 470	[4]
Purchased Loan Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 1,296				1,636
Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value					176,714
Allowances for credit loans with purchased credit deterioration amortised					¥ 176,714

[1]	Charge-off include the amount of ¥1,296 million for write-offs of purchased loans.
[2]	Charge-off include the amount of ¥1,636 million for write-offs of purchased loans.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of the credit losses standards, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been amortized.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.